Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended			9 Months Ended			1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Mar. 19, 2012 Term A Loan	Mar. 19, 2012 Term B Loan	Sep. 30, 2012 Term B Loan Series A Preferred Stock	Mar. 19, 2012 Revolving credit facility	Mar. 19, 2012 Proceeds applied to revolving credit agreement	Mar. 19, 2012 Term A, Term B and revolving credit facility	Sep. 30, 2012 Term A, Term B and revolving credit facility	Mar. 19, 2012 Term A, Term B and revolving credit facility Series A Preferred Stock	Sep. 30, 2012 Term A, Term B and revolving credit facility Series A Preferred Stock
Credit Facility [Line Items]
Recapitalized amount under credit agreement				$ 57,000,000	$ 79,500,000		$ 11,000,000
Recapitalized amount under credit agreement								4,500,000
Cash and cash equivalents									14,500,000	14,500,000
Redemption of shares						1,399,000					3,897,000	3,897,000
Payment of accrued dividends						16,300,000			44,000,000	44,000,000
Fees paid in conjunction with the credit agreement						800,000			6,500,000	6,500,000
Agent fee to an entity associated with majority stockholders	200,000	1,500,000				200,000			1,500,000	1,500,000
Grant of common stock to investment bank acting as advisor		215,044							215,044	215,000
Value of granted shares to investment bank		$ 2,800,000	$ 2,800,000						$ 1,200,000	$ 2,800,000